Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Non-Controlling Interest in its Consolidated Subsidiaries

	December 31,		December 31,
	2020		2019
Coca-Cola FEMSA	Ps.	66,800	Ps.	72,649
Other		2,644		1,113
	Ps.	69,444	Ps.	73,762

Summary of Changes in Non-Controlling Interest

	2020		2019		2018
Balance at beginning of the period	Ps.	73,762	Ps.	78,489	Ps.	86,621
Net income of non-controlling interest		5,686		7,349		9,089
Other comprehensive income (loss):		(5,793)		(4,552)		(4,080)
Exchange differences on translation of foreign operation		(5,958)		(3,833)		(4,016)
Remeasurements of the net defined benefits liability		(169)		(271)		155
Valuation of the effective portion of derivative financial instruments		334		(448)		(219)
Dividends		(5,524)		(3,945)		(3,713)
Share based payment		(64)		(12)		31
Acquisition of Socofar non-controlling interest		—		(3,530)		—
Acquisition of Synergy non-controlling interest (see Note 4.1)		1,298		—		—
Other acquisitions and remeasurements		79		32		413
(Derecognition) from non-controlling interest		—		—		(11,140)
Accounting standard adoption effects (“IFRIC 23 and IFRS 9”)		—		(69)		(150)
Adoption of IAS 29 for Argentina		—		—		1,418
Balance at end of the period	Ps.	69,444	Ps.	73,762	Ps.	78,489

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss

	December 31,		December 31,
	2020		2019
Exchange differences on translation foreign operation	Ps.	(6,657)	Ps.	(699)
Remeasurements of the net defined benefits liability		(559)		(390)
Valuation of the effective portion of derivative financial instruments		(277)		(611)
Accumulated other comprehensive income	Ps.	(7,493)	Ps.	(1,700)

Summary of Financial Information of Coca-Cola FEMSA

	December 31,		December 31,
	2020		2019
Total current assets	Ps.	72,440	Ps.	56,796
Total non-current assets		190,626		201,043
Total current liabilities		42,845		51,010
Total non-current liabilities		97,764		77,144
Total revenue	Ps.	183,615	Ps.	194,471
Consolidated net (loss) income for continuing operations		10,368		12,630
Consolidated comprehensive income for continuing operations	Ps.	3,050	Ps.	5,489
Net cash flow generated from operating activities for continuing operations		35,147		31,289
Net cash flow used in investing activities for continuing operations		(10,508)		(10,744)
Net cash flow used in financing activities for continuing operations		417		(22,794)